Long-Term Investments - Summary of the Group's Balances of Long-term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Payments to acquire long-term investments	¥ 12,217,802	$ 1,673,832	¥ 9,261,359	¥ 0
Income loss from equity method investments	(2,861)		¥ (2,067)	¥ (1,246)
YMM Plus Cn [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Convertible debt	20,000
Debt Securities, Available-for-Sale, Unrealized Gain	¥ 599
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Payments to acquire long-term investments					¥ 323,000
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member] | Equity Interest [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investment ownership percentage					72.58%
Plus Automation, Inc ("Plus (US)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | $						$ 91,600	$ 91,600
Percentage of voting rights	1.23%		1.23%			1.23%	1.23%
Ownership percentage in equity or debt investees	19.83%		19.83%			19.83%	19.83%
Plus PRC Holding Ltd.( "Plus (CN)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | $						$ 63,300	$ 63,300
Percentage of voting rights	61.88%		61.88%			61.88%	61.88%
Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount			¥ 352,742
Equity Interest [Member] | Plus PRC Holding Ltd.( "Plus (CN)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees	51.00%		51.00%			51.00%	51.00%
Equity Interest [Member] | Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees			24.37%				24.37%